Loans and Allowance for Loan Losses, Recorded Investment of Residential and Consumer Loans (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Loans Receivable [Abstract]
Loans receivable	$ 831,191	$ 848,664
Percentage of unsecured loans	4.45%	4.22%
Consumer [Member]
Loans Receivable [Abstract]
Loans receivable	$ 133,444	$ 132,045
Consumer [Member] | Automobile [Member]
Loans Receivable [Abstract]
Loans receivable	48,206	55,241
Consumer [Member] | Home Equity [Member]
Loans Receivable [Abstract]
Loans receivable	22,375	19,993
Consumer [Member] | Other [Member]
Loans Receivable [Abstract]
Loans receivable	62,863	56,811
Residential Real Estate [Member]
Loans Receivable [Abstract]
Loans receivable	274,425	305,478
Consumer and Residential [Member]
Loans Receivable [Abstract]
Loans receivable	407,869	437,523
Performing [Member] | Consumer [Member] | Automobile [Member]
Loans Receivable [Abstract]
Loans receivable	48,004	54,966
Performing [Member] | Consumer [Member] | Home Equity [Member]
Loans Receivable [Abstract]
Loans receivable	22,227	19,783
Performing [Member] | Consumer [Member] | Other [Member]
Loans Receivable [Abstract]
Loans receivable	62,686	56,639
Performing [Member] | Residential Real Estate [Member]
Loans Receivable [Abstract]
Loans receivable	271,732	300,095
Performing [Member] | Consumer and Residential [Member]
Loans Receivable [Abstract]
Loans receivable	404,649	431,483
Nonperforming [Member] | Consumer [Member] | Automobile [Member]
Loans Receivable [Abstract]
Loans receivable	202	275
Nonperforming [Member] | Consumer [Member] | Home Equity [Member]
Loans Receivable [Abstract]
Loans receivable	148	210
Nonperforming [Member] | Consumer [Member] | Other [Member]
Loans Receivable [Abstract]
Loans receivable	177	172
Nonperforming [Member] | Residential Real Estate [Member]
Loans Receivable [Abstract]
Loans receivable	2,693	5,383
Nonperforming [Member] | Consumer and Residential [Member]
Loans Receivable [Abstract]
Loans receivable	$ 3,220	$ 6,040